Fair values of financial instruments carried at fair value - Sensitivity of Level 3 fair values to reasonably possible alternative assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	$ 908	$ 921
Unfavourable changes reflected in profit or loss	(922)	(786)
Favourable changes reflected in OCI	110	81
Un-favourable changes reflected in OCI	$ (110)	(81)
Confidence level corresponding to results of technique other than confidence level technique used for determining risk adjustment for non-financial risk	95.00%
Derivatives, trading assets | Derivatives, trading liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	$ 229	255
Unfavourable changes reflected in profit or loss	(244)	(230)
Favourable changes reflected in OCI	0	0
Un-favourable changes reflected in OCI	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	644	618
Unfavourable changes reflected in profit or loss	(643)	(503)
Favourable changes reflected in OCI	0	0
Un-favourable changes reflected in OCI	0	0
Change in FV due to refinement of levelling methodology		86
Financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	35	48
Unfavourable changes reflected in profit or loss	(35)	(53)
Favourable changes reflected in OCI	110	81
Un-favourable changes reflected in OCI	$ (110)	(81)
Change in FV due to refinement of levelling methodology		$ 59